Related-Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 10, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts payable - related parties		$ 177,000		$ 177,000		$ 154,000
Legacy Owners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating interest percentage		42.90%		42.90%
Class A and Class B Member | Common Stock [Member] | Legacy Owners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating interest percentage		38.40%		38.40%
Brigham oil & gas, LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related-party accounts receivable		$ 0		$ 0		900,000
Brigham land management LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related Party Aggregate Payments		300,000	$ 200,000	500,000	$ 500,000
Accounts payable - related parties		100,000		100,000		100,000
Brigham earth, LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related Party Aggregate Payments		100,000	$ 200,000	200,000	$ 400,000
Accounts payable - related parties		0		0		100,000
Anthem ventures, LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related Party Aggregate Payments		100,000		200,000
Accounts payable - related parties		100,000		100,000		0
Related party accounts payable outstanding			de minimis		de minimis
Good Mood LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts payable - related parties		$ 0		$ 0		0
Related party accounts payable outstanding		de minimis	de minimis	de minimis	de minimis
Atlas Sand Company LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts payable - related parties						154,000	$ 617,000
Accounts payable, related parties						200,000	600,000
Atlas Sand Company LLC [Member] | Executive [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue from related parties								$ 800,000
Atlas Sand Company LLC [Member] | Counterparty Controlle Entity Board of Managers [Member] | Lodging Facility and Related Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Asset acquisition, consideration transferred	$ 7,000,000
Atlas Sand Company LLC [Member] | Counterparty Controlle Entity Board of Managers [Member] | Lodging facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating lease expense						0	1,500,000	1,500,000
Atlas Sand Company LLC [Member] | Customer Controlled by Entitys Board of Managers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue from related parties						900,000	0
Due from related parties						900,000	100,000
Atlas Sand Company LLC [Member] | Entity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party						2,400,000	2,000,000	$ 1,200,000
Atlas Sand Company LLC [Member] | Joint Development Agreement [Member] | Customer Controlled by Entitys Board of Managers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue from related parties						$ 0	$ 200,000